Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes (in thousands):

	September 30, 2013
	Level 2	Level 3	Total
Assets:
Marketable securities	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	946	-	946
Foreign exchange forward contracts
designated as hedging instruments	188	-	188

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,222)	-	(1,222)
Earn-out obligations	-	(29,878)	(29,878)
	$1,546	$(29,878)	$(28,332)

	December 31, 2012
	Level 2	Level 3	Total
Assets:
Marketable securities	$1,634	$-	$1,634